PGIM S&P 500 Max Buffer ETF - February
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 106.5%
Affiliated Mutual Fund 1.5%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $89,502)(wb)	89,502	$89,502
Options Purchased*~ 105.0%
(cost $6,044,161)		6,332,414

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 106.5% (cost $6,133,663)		6,421,916
Option Written*~ (6.5)%
(premiums received $252,620)		(389,314)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $5,881,043)		6,032,602
Liabilities in excess of other assets (0.0)%		(2,553)

Net Assets 100.0%		$6,030,049

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	01/29/27	$13.84		85		9	$6,203,734
State Street SPDR S&P 500 ETF Trust	Put	01/29/27	$691.97		85		9	128,680
Total Options Purchased (cost $6,044,161)								$6,332,414
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	01/29/27	$739.09		85		9	$(389,314)
(premiums received $252,620)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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